Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Miscellaneous assets [Abstract]
Details of other assets

Details of other assets are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Lease assets	—	1,116,175
Prepaid expenses	135,010	170,820
Advance payments	78,306	28,256
Assets for non-business use	—	12,135
Others	20,330	21,608

Total	233,646	1,348,994